                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                   December, 2008
Payment Date                                                                                                             1/15/2009
Transaction Month                                                                                                                9

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $5,450,043.47

PRINCIPAL:
 Principal Collections                                                                                              $33,512,457.01
 Prepayments in Full                                                                                                 $7,321,902.32
 Liquidation Proceeds                                                                                                $1,139,421.86
 Recoveries                                                                                                             $18,879.30
                                                                                                                        ----------
   SUB TOTAL                                                                                                        $41,992,660.49
                                                                                                                    --------------
COLLECTIONS                                                                                                         $47,442,703.96

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $250,620.82
 Purchase Amounts Related to Interest                                                                                    $1,056.54
                                                                                                                         ---------
   SUB TOTAL                                                                                                           $251,677.36

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                                 $0.00
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $47,694,381.32

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                          9

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $47,694,381.32
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $47,694,381.32
Servicing Fee                                       $1,113,323.28    $1,113,323.28       $0.00       $0.00    $46,581,058.04
Net Swap Payment - Class A-2                          $477,300.04      $477,300.04       $0.00       $0.00    $46,103,758.00
Net Swap Payment - Class A-3b                          $91,411.11       $91,411.11       $0.00       $0.00    $46,012,346.89
Net Swap Payment - Class A-4b                          $69,937.50       $69,937.50       $0.00       $0.00    $45,942,409.39
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $45,942,409.39
Interest - Class A-1 Notes                                  $0.00            $0.00       $0.00       $0.00    $45,942,409.39
Interest - Class A-2 Notes                          $1,013,793.21    $1,013,793.21       $0.00       $0.00    $44,928,616.18
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $43,647,469.51
Interest - Class A-3b Notes                           $193,922.22      $193,922.22       $0.00       $0.00    $43,453,547.29
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $42,955,659.79
Interest - Class A-4b Notes                           $137,562.50      $137,562.50       $0.00       $0.00    $42,818,097.29
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $42,818,097.29
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $42,586,327.29
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $42,586,327.29
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $42,411,764.79
Third Priority Principal Payment                    $2,523,302.06    $2,523,302.06       $0.00       $0.00    $39,888,462.73
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $39,675,837.73
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $39,675,837.73
Regular Principal Payment                          $35,723,738.31   $35,723,738.31       $0.00       $0.00     $3,952,099.42
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00     $3,952,099.42
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00     $3,952,099.42
Residual Released to Depositor                              $0.00    $3,952,099.42       $0.00       $0.00             $0.00
                                                                     -------------
TOTAL                                                               $47,694,381.32

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment            $2,523,302.06
                                                                   Regular Principal Payment                  $35,723,738.31
                                                                                                              --------------
                                                                   TOTAL                                      $38,247,040.37

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes                   $0.00           $0.00           $0.00            $0.00            $0.00              $0.00
Class A-2 Notes          $38,247,040.37          $76.82   $1,013,793.21            $2.04   $39,260,833.58             $78.85
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $193,922.22            $2.42      $193,922.22              $2.42
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $137,562.50            $2.75      $137,562.50              $2.75
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $38,247,040.37                   $3,743,269.60                    $41,990,309.97

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    December, 2008
Payment Date                                                                                                              1/15/2009
Transaction Month                                                                                                                 9

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00             0.0000000
Class A-2 Notes                                     $491,569,202.76             0.9872850     $453,322,162.39             0.9104683
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,211,769,202.76             0.7535410   $1,173,522,162.39             0.7297570

POOL INFORMATION
 Weighted Average APR                                                              4.802%                                    4.807%
 Weighted Average Remaining Term                                                    46.50                                     45.81
 Number of Receivables Outstanding                                                 78,491                                    76,946
 Pool Balance                                                           $1,335,987,937.34                         $1,292,372,905.52
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,216,429,091.38                         $1,177,745,900.70
 Pool Factor                                                                    0.7678100                                 0.7427438

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $12,923,729.06
Yield Supplement Overcollateralization Amount                                                                       $114,627,004.82
Targeted Overcollateralization Amount                                                                               $118,850,743.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $118,850,743.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                             $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                         December, 2008
Payment Date                                                                                                   1/15/2009
Transaction Month                                                                                                      9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     321      $1,389,219.18
(Recoveries)                                                                                       38         $18,879.30
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,370,339.88
Cumulative Net Losses Last Collection                                                                      $5,951,802.91
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $7,322,142.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.23%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   1.90%                  1,230      $24,608,745.50
61-90 Days Delinquent                                                   0.31%                    177       $4,046,462.93
91-120 Days Delinquent                                                  0.06%                     32         $742,411.31
Over 120 Days Delinquent                                                0.05%                     29         $592,311.86
                                                                        -----                     --         -----------

TOTAL DELINQUENT RECEIVABLES                                            2.32%                  1,468      $29,989,931.60

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                      104       $2,272,797.39
Total Repossesed Inventory                                                                       178       $4,260,281.18

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               1.3423%
Preceding Collection Period                                                                                      1.2782%
Current Collection Period                                                                                        1.2513%
Three Month Average                                                                                              1.2906%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1803%
Preceding Collection Period                                                                                      0.2204%
Current Collection Period                                                                                        0.3093%
Three Month Average                                                                                              0.2367%